INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Property, plant and equipment (Details) - USD ($)	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021
Property, plant and equipment
Property, plant and equipment	$ 63,794,675	$ 49,908,325
Gross carrying amount
Property, plant and equipment
Property, plant and equipment	88,295,296	71,521,454	$ 67,386,521	$ 63,974,402
Accumulated depreciation
Property, plant and equipment
Property, plant and equipment	$ (24,500,621)	$ (21,613,129)	$ (18,439,966)	$ (16,019,806)